Derivative Financial Instruments (Details)	8 Months Ended
Oct. 31, 2018 USD ($) shares
Derivative Financial Instruments Abstract
Compound embedded derivative, Indexed Shares | shares	301,898
Compound embedded derivative, Fair values | $	$ (439,548)
Derivative warrants, Indexed Shares | shares	480,000
Derivative warrants, Fair values | $	$ (140,112)
Total, Indexed Shares | shares	781,898
Total, Fair values | $	$ (579,660)